EARNINGS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the nine months ended September 30,
	2013	2014
	Ordinary shares RMB	Class A RMB	Class A US$	Class B RMB	Class B US$
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Basic earnings per share:
Numerator:
Net income	333,485	175,021	28,514	324,102	52,803

Denominator:
Weighted average ordinary shares outstanding	100,000,000	37,147,194	37,147,194	68,788,940	68,788,940
Basic earnings per share:
Net income	3.33	4.71	0.77	4.71	0.77
Diluted earnings per share:
Numerator:
Net income	333,485	193,956	31,599	305,167	49,718
Reallocation of undistributed income from continuing operations as a result of conversion of Class B to Class A ordinary shares	—	305,167	49,718	—	—

Net income	333,485	499,123	81,317	305,167	49,718

Denominator:
Weighted average ordinary shares outstanding	100,000,000	37,147,194	37,147,194	68,788,940	68,788,940
Conversion of Class B to Class A ordinary shares	—	68,788,940	68,788,940	—	—
Dilutive effect of stock options	1,322,763	6,573,095	6,573,095	—	—

Weighted-average number of shares outstanding-diluted	101,322,763	112,509,229	112,509,229	68,788,940	68,788,940

Diluted earnings per share:
Net income	3.29	4.44	0.72	4.44	0.72

The effects of 371,140 and 20,000 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the nine months ended September 30, 2013 and 2014, respectively.

17.	EARNINGS PER SHARE

Basic and diluted earnings per share for each of the years presented are calculated as follows:

	Year ended December 31,
	2011	2012	2013
	Ordinary shares	Ordinary shares	Class A	Class A	Class B	Class B
	RMB	RMB	RMB	US$	RMB	US$
Basic earnings (loss) per share:
Numerator:
Income from continuing operations	135,446	212,881	142,053	23,465	314,109	51,887
Loss from discontinued operations	(4,182)	—	—	—	—	—

Net income	131,264	212,881	142,053	23,465	314,109	51,887

Denominator:
Weighted average ordinary shares outstanding	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Basic earnings (loss) per share:
Income from continuing operations	1.35	2.13	4.57	0.75	4.57	0.75
Loss from discontinued operations	(0.04)	—	—	—	—	—

Net income	1.31	2.13	4.57	0.75	4.57	0.75

Diluted earnings (loss) per share:
Numerator:
Income from continuing operations	135,446	212,881	155,394	25,669	300,768	49,683
Loss from discontinued operations	(4,182)	—	—	—	—	—
Reallocation of undistributed income from continuing operations as a result of conversion of Class B to Class A ordinary shares (Note 15)	—	—	300,768	49,683	—	—

Net income	131,264	212,881	456,162	75,352	300,768	49,683

Denominator:
Weighted average ordinary shares outstanding	100,000,000	100,000,000	31,109,214	31,109,214	68,788,940	68,788,940
Conversion of Class B to Class A ordinary shares (Note 15)	—	—	68,788,940	68,788,940	—	—
Dilutive effect of stock options	189,928	650,652	4,431,072	4,431,072	—	—

Weighted-average number of shares outstanding- diluted	100,189,928	100,650,652	104,329,226	104,329,226	68,788,940	68,788,940

Diluted earnings (loss) per share:
Income from continuing operations	1.35	2.12	4.37	0.72	4.37	0.72
Loss from discontinued operations	(0.04)	—	—	—	—	—

Net income	1.31	2.12	4.37	0.72	4.37	0.72

The effects of 3,131,753, 2,048,849 and 43,846 stock options were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the years ended December 31, 2011, 2012 and 2013, respectively. The effects of 62,637 restricted shares were excluded from the calculation of diluted earnings per share as their effect would have been anti-dilutive during the year ended December 31, 2013.